Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2026
Employee Benefit Plans [Abstract]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss)

The expenses included on the condensed consolidated statements of income (loss) were as follows:

Three months ended June 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$896	$73	$969	$157	$—	$157
Interest (income) expense	$(773)	$(19)	$(792)	$280	$10	$290
Three months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,061	$133	$1,194	$168	$—	$168
Interest (income) expense	$(614)	$35	$(579)	$264	$47	$311
Six months ended June 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,791	$145	$1,936	$315	$—	$315
Interest (income) expense	$(1,545)	$(39)	$(1,584)	$560	$19	$579
Six months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$2,122	$271	$2,393	$335	$—	$335
Interest (income) expense	$(1,232)	$71	$(1,161)	$527	$101	$628

Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at June 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$42,618	$(1,418)	$41,200	$22,832	$452	$23,284
Included in other long-term assets	$109,186	$—	$109,186	$—	$—	$—
As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,288	$(952)	$42,336	$22,400	$424	$22,824
Included in other long-term assets	$109,812	$—	$109,812	$—	$—	$—